Business Combination (Details Narrative) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 10, 2023 USD ($) Integer $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Mar. 31, 2025 USD ($) shares	Jan. 01, 2025 shares	Jun. 26, 2024 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from transaction	$ 42,900
Proceeds from MTAC trust account	2,700
Proceeds from Issuance of private placement	40,200
Proceeds from business combination	36,900		$ 36,854
Transaction costs incurred	6,069
Offering costs related to business combination	1,700		$ 1,116
Transaction costs paid from proceeds	$ 4,300
Exchange ratio, shares | shares	0.02471853
Stock converted, reverse recapitalization, shares | shares	21,999,886
Common stock, shares outstanding, shares | shares	26,316,681	31,279,264	26,413,213	32,272,462
Options and RSUs outstanding, shares | shares	2,816,224				10,350,022
Warrants outstanding, shares | shares	14,266,605	7,311,278	14,215,112	7,402,541
Warrant and SEPA liabilities	$ 28,900	$ 8,316	$ 17,100	$ 9,459
Number of warrants exchanged, shares | shares		7,034,639
Sale of stock, shares | shares	4,015,002
Sale of stock, price per share, shares | $ / shares	$ 10.00
Net proceeds on sale of stock	$ 40,200	$ 14,100
Derivative instrument, contingent consideration, liability, earnout period	5 years
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Earnout period, threshold trading days | Integer	20
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Earnout period, threshold trading days | Integer	30
Earnout period, threshold consecutive trading days | Integer	30
Derivative Instrument Period One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Earnout shares vesting percentage	0.25
Earnout shares vesting requirement, weighted average price per share | $ / shares	$ 15.00
Derivative Instrument Period Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Earnout shares vesting percentage	0.25
Earnout shares vesting requirement, weighted average price per share | $ / shares	$ 20.00
Derivative Instrument Period Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Earnout shares vesting percentage	0.25
Earnout shares vesting requirement, weighted average price per share | $ / shares	$ 25.00
Derivative Instrument Period Four [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Earnout shares vesting percentage	0.25
Earnout shares vesting requirement, weighted average price per share | $ / shares	$ 30.00
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net proceeds on sale of stock		1,000
MTAC Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant and SEPA liabilities	$ 2,600	7,900	16,900
Loss on change in fair value		2,900	$ 14,300
Public Warrants Private Placement Warrants and Working Capital Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding warrant liabilities		$ 11,900				$ 11,900
Contingent Earnout Liability [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares unvested, shares | shares	3,125,000
Med Tech Acquisition Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse recapitalization, accrued transaction costs	$ 6,000